Reconciliation of net cash from operating activities	12 Months Ended
Dec. 31, 2020
Reconciliation of net cash from operating activities
Reconciliation of net cash from operating activities

3. Reconciliation of net cash from operating activities

	2020	2019	2018
Changes in operating assets and liabilities	$’000	$’000	$’000
Income on capital provision assets	(344,249)	(370,898)	(411,612)
Interest and other income from capital provision assets	(199)	(1,870)	(1,692)
Increase in capital provision asset subparticipation	-	-	92
Loss/(gain) on equity securities	22	(1,169)	4,852
Asset recovery fee for services income	(804)	(2,133)	(1,650)
Loss on derivative financial asset	-	4,154	3,462
Realized gain on derivative financial liabilities	-	(7,000)	(2,250)
Loss/(income) on cash management assets	1,106	137	4,139
Loss on financial liabilities at fair value through profit or loss	4,779	20,872	3,010
Third-party share of profits relating to interests in consolidated entities	12,851	15,318	3,348
Decrease/(increase) in other assets	(12,264)	3,777	(26,080)
Increase/(decrease) in other liabilities	23,890	(3,488)	24,755
Increase in payable for capital provision assets	220	36	-
Finance costs	40,298	39,622	38,538
Amortization and depreciation of intangible assets and property, plant and equipment	9,776	12,017	10,111
Impairment	-	4,083	-
Right-of-use assets and associated lease liability	713	970	-
Other non-cash including exchange rate movement	(6,910)	4,071	6,598
Total changes in operating assets and liabilities	(270,771)	(281,501)	(344,379)

The following tables provide a supplemental breakout of the cash inflows and outflows for capital provision assets related line items between direct and indirect.

	Capital provision- direct assets	Capital provision-indirect assets	Total
December 31, 2020	$’000	$’000	$’000
Proceeds	345,564	203,029	548,593
Increase in payable for capital provision assets	220	-	220
New funding	(295,866)	-	(295,866)

	Capital provision- direct assets	Capital provision-indirect assets	Total
December 31, 2019	$’000	$’000	$’000
Proceeds	207,167	284,085	491,252
Increase in payable for capital provision assets	36	-	36
New funding	(337,862)	(224,156)	(562,018)

	Capital provision- direct assets	Capital provision-indirect assets	Total
December 31, 2018	$’000	$’000	$’000
Proceeds	286,872	315,815	602,687
New funding	(419,615)	(351,794)	(771,409)

Capital provision-direct assets referenced above in this note are those in which Burford has provided financing directly to a client or to fund a principal position in a legal finance asset.

Capital provision-indirect assets represent those through which the Company’s capital is provided through a fund as a limited partner contribution instead of directly. At December 31, 2020 and 2019, capital provision-indirect assets consisted entirely of assets held through the Burford Strategic Value fund. Burford does not invest capital in the BOF-C fund and accordingly it is included in capital provision-direct and not capital provision-indirect assets.